SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

Stock options

The Company adopted 2003 Stock Incentive Plan (the "2003 Plan"), 2004 Stock Incentive Option Plan (the "2004 Plan"), 2005 Stock Incentive Plan (the "2005 Plan"), 2006 Equity Incentive Plan (the "2006 Plan"), 2008 Equity Incentive Plan (the "2008 Plan"), 2009 Equity Incentive Plan (the "2009 Plan"), 2011 Share Incentive Plan (the "2011 Plan"), 2016 Share Incentive Plan (the "2016 Plan") and the Equity Incentive Plan specifically for Online Gaming (the "Link224 Inc. Plan") for the granting of stock options and incentive stock options to employees and executives to reward them for service to the Company and to provide incentives for future service. In 2006, the Company adopted 2006 Plan to replace the 2003 Plan, 2004 Plan and 2005 Plan. On February 26, 2016, the Company amended 2011 Plan and 45,000,000 ordinary shares have been added to the award pool under the 2011 Plan. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Plan, 2008 Plan, 2009 Plan, 2011 Pan, 2016 Plan and Link224 Inc. Plan is 97,430,220, 30,529,630, 40,000,000, 110,014,158, 53,596,236 and 13,055,529, respectively. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

On December 28, 2012, the Company modified the exercise price of the outstanding share options granted from $4.00 per ADS to $3.30 per ADS, which is the closing price of the Company's ADS on the modification date. The eligible outstanding options for this modification as of December 31, 2012 totaled at 27,480,309. The total incremental cost as a result of the modification was $4,281, which was fully recognized as of the year ended December 31, 2016.

On May 19, 2014, the Company granted 69,593,691 share options to certain employees with exercise price of $1.097 per share. Amongst, 34,796,847 shares were under agreement where 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18 th day of each calendar month after May 19, 2015 through the end of the fourth year; 34,796,844 were under conditional option agreement where (1) 100% of the options shall be forfeited on May 19, 2017 unless the average closing price of one ADS of the Company during any 30-day period beginning on or after May 19, 2014 and ending on or before May 19, 2017 is $6.00 or higher, and (2) 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18 th day of each calendar month after May 19, 2015 through the end of the fourth year, however, that any conditional management options shall not be vested until the end of said 30-day period. On December 23, 2015, the Company’s Compensation Committee approved to waive the award condition for certain outstanding share options. The total incremental cost as a result of the modification was $10,926.

On August 24, 2017, the Company’s Compensation Committee approved to reduce the exercise price for all outstanding options previously granted by the Company with an exercise price higher than $0.478 per ordinary share to $0.478 per share. Such reduction was accounted by the Company as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $10,382. The incremental cost related to vested options amounted to $7,427 and was recorded in the consolidated statements of operations during the year ended December 31, 2017. The incremental cost related to unvested options amounted to $2,955 and will be recorded over the remaining service period.

Excluding the options containing market and service vesting conditions, the Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from independent valuation firms, with the following assumptions used in 2016. The Company did not grant any options in 2015 and 2017. The weighted-average grant-date fair value of the share options granted during 2016 was $0.54.

Year ended December 31,
2016
Using binomial model
Risk-free interest rate	2.0%
Volatility	50%
Expected term (in years)	10
Exercise price	$1.227
Dividend yield	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company's board of directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the Company's ordinary shares on the grant date was used.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.23, $0.53, and $0.69 of the Company's ordinary share on December 31, 2015, 2016 and 2017, respectively. The total intrinsic value of options exercised for the years ended December 31, 2015, 2016 and 2017 were $2,044, $1,118, and $293, respectively. The total fair value of options vested during the years ended December 31, 2015, 2016 and 2017 were $23,008, $12,721, and $16,036, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2017:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
Range of	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	442,515	1.62	$0.18	$227	442,455	1.62	$0.18	$227
$0.3~$0.48	141,039,101	6.40	$0.48	30,276	105,631,485	5.96	$0.48	22,676
	141,481,616			$30,503	106,073,940			$22,903

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2016	145,446,560	$0.96	$0.63

Exercised	(1,715,895)	$0.33	$0.30
Forfeited	(2,249,049)	$0.36	$0.16

Balance, December 31, 2017	141,481,616	$0.48	$0.64

Exercisable, December 31, 2017	106,073,940	$0.48

Expected to vest, December 31, 2017	35,407,676	$0.48

For employee stock options, the Company recorded share-based compensation from continuing operations of $22,989, $19,420, and $23,904 and from discontinued operations of $1,736, $ nil and $nil for the years ended December 31, 2015, 2016, and 2017, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee options, share based compensation was immaterial for the years ended December 31, 2015, December 31, 2016 and December 31, 2017, respectively.

As of December 31, 2017, there was $22,147 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 1.70 years.

Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2016	15,935,208	1.00

Granted	1,475,608	0.53
Vested	(5,182,140)	1.01
Forfeited	(1,425,993)	0.90

Outstanding as of December 31, 2017	10,802,683	0.95

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. The Company recorded the compensation expenses related with nonvested restricted shares from continuing operations of $1,509, $4,124 and $4,112. The Company did not have any compensation expenses related to nonvested shares in discontinued operations.

Total unrecognized compensation expense amounting to $10,323 related to nonvested restricted shares granted as of December 31, 2017. The expense is expected to be recognized over a weighted-average period of 2.12 years.

In December 2015, the Company provided a loan of $1,930 to one of its employees who was also a 25% noncontrolling shareholder of Wanmen, a subsidiary in which the Company initially owned a 75% equity interest. The employee used the loan to further contribute to Wanmen’s capital. In January 2016, the Company waived the loan to the noncontrolling interest shareholder. The Company determined that the waiver of the loan and the capital contribution of Wanmen were a single transaction and accounted for the waiver of the loan as share-based compensation expense during the year ended December 31, 2015. In February 2016, Wanmen further received a capital injection from another external investor; as a result, the Company lost control over Wanmen and deconsolidated Wanmen during the year ended December 31, 2016.

The amount of share-based compensation expense for options and nonvested restricted shares attributable to cost of revenues, selling and marketing, research and development, general and administrative expenses and loss from the operations of the discontinued operations are as follows:

	Years ended December 31,
	2015	2016	2017

Gross amount:
Selling and marketing	$243	$770	$598
Research and development	781	1,363	1,092
General and administrative	25,481	21,411	26,326
	26,505	23,544	28,016
Expense recorded in discontinued operations	1,736	-	-

Total share-based compensation expense	$28,241	$23,544	$28,016

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2015, 2016 and 2017.